Attorneys and Counselors at Law

Daniel H. April	Of Counsel
Patrick J. Dolan	David F. Cunningham
Megan H. Koehler

VIA EDGAR

January 30, 2023

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Thornburg Investment Trust (the “Trust”)
File No. 811-05201
Amendment No. 164

Ladies and Gentlemen:

Pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted electronically herewith on behalf of the Trust is Amendment No. 164 to the Trust’s currently effective registration statement on Form N-1A relating to the Thornburg Capital Management Fund (the “Fund”). This transmission contains a conformed signature page, the manually signed original of which is maintained with the records of the Trust.

The purpose of this filing is to update certain disclosures in the Fund’s prospectus and statement of additional information.

Please contact me or Daniel April with any questions. We appreciate the staff’s time and attention to our filings.

Sincerely,

/s/ Megan H. Koehler

Megan H. Koehler

460 St. Michael’s Drive	E-mail: mkoehler@catchlaw.com	Tel.: (505) 988-2900
Suite 603	Web address: www.catchlaw.com	Extension 108
Santa Fe, New Mexico 87505		Fax: (505) 988-2901